COMMON STOCK WARRANT LIABILITY (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Class of Warrant or Right [Line Items]
Stock Price	$ 3.50	$ 5.625	$ 17.625
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price:	$ 4.375	$ 6.625	$ 18.75
Expected term:	153 days	81 days	289 days
Expected Volatility	93.73%	66.51%	60.23%
Risk Free Rate:	0.08%	0.09%	0.09%
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price:	$ 21.25	$ 21.25	$ 21.257
Expected term:	1588 days	1736 days	1219 days
Expected Volatility	153.00%	146.78%	163.40%
Risk Free Rate:	0.0995%	0.056%	0.56%